UNAUDITED CONDENSED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Common stock	Additional Paid-in Capital	Retained Earnings (Accumulated Deficit)	Total
Balance at the end at Dec. 31, 2020	$ 317	$ 24,683	$ (1,000)	$ 24,000
Balance at the end (in shares) at Dec. 31, 2020	3,162,500
Balance at the beginning at Jun. 23, 2020	$ 0	0	0	0
Increase (Decrease) in Stockholders' Equity
Net income (loss)		0	(1,000)	(1,000)
Balance at the end at Dec. 31, 2020	$ 317	24,683	(1,000)	24,000
Balance at the end (in shares) at Dec. 31, 2020	3,162,500
Increase (Decrease) in Stockholders' Equity
Net income (loss)				2,689,709
Balance at the end at Sep. 30, 2021	$ 317		(245,451)	(245,134)
Balance at the end (in shares) at Sep. 30, 2021	3,162,500
Balance at the beginning at Dec. 31, 2020	$ 317	24,683	(1,000)	24,000
Balance at the beginning (in shares) at Dec. 31, 2020	3,162,500
Increase (Decrease) in Stockholders' Equity
Net income (loss)		0	1,910,487	1,910,487
Proceeds from Initial Public Offering Costs allocated to Public Warrants (net of offering costs)		15,052,646	0	15,052,646
Accretion of common stock to redemption amount		(15,077,329)	(2,934,160)	(18,011,489)
Balance at the end at Dec. 31, 2021	$ 317	0	(1,024,673)	(1,024,356)
Balance at the end (in shares) at Dec. 31, 2021	3,162,500
Balance at the beginning at Mar. 31, 2021	$ 317	24,683	(1,000)	24,000
Balance at the beginning (in shares) at Mar. 31, 2021	3,162,500
Increase (Decrease) in Stockholders' Equity
Net income (loss)			(834)	(834)
Balance at the end at Jun. 30, 2021	$ 317	24,683	(1,834)	23,166
Balance at the end (in shares) at Jun. 30, 2021	3,162,500
Increase (Decrease) in Stockholders' Equity
Net income (loss)			2,690,543	2,690,543
Proceeds from Initial Public Offering Costs allocated to Public Warrants (net of offering costs)		15,052,646		15,052,646
Accretion of common stock to redemption amount		(15,077,329)	(2,934,160)	(18,011,489)
Balance at the end at Sep. 30, 2021	$ 317		(245,451)	(245,134)
Balance at the end (in shares) at Sep. 30, 2021	3,162,500
Balance at the beginning at Dec. 31, 2021	$ 317	0	(1,024,673)	(1,024,356)
Balance at the beginning (in shares) at Dec. 31, 2021	3,162,500
Increase (Decrease) in Stockholders' Equity
Net income (loss)			1,191,840	1,191,840
Balance at the end at Mar. 31, 2022	$ 317		167,167	167,484
Balance at the end (in shares) at Mar. 31, 2022	3,162,500
Balance at the beginning at Dec. 31, 2021	$ 317	$ 0	(1,024,673)	(1,024,356)
Balance at the beginning (in shares) at Dec. 31, 2021	3,162,500
Increase (Decrease) in Stockholders' Equity
Net income (loss)				(1,298,108)
Balance at the end at Sep. 30, 2022	$ 317		(2,826,593)	(2,826,276)
Balance at the end (in shares) at Sep. 30, 2022	3,162,500
Balance at the beginning at Mar. 31, 2022	$ 317		167,167	167,484
Balance at the beginning (in shares) at Mar. 31, 2022	3,162,500
Increase (Decrease) in Stockholders' Equity
Net income (loss)			(570,333)	(570,333)
Balance at the end at Jun. 30, 2022	$ 317		(403,166)	(402,849)
Balance at the end (in shares) at Jun. 30, 2022	3,162,500
Increase (Decrease) in Stockholders' Equity
Net income (loss)			(1,919,615)	(1,919,615)
Accretion of common stock to redemption amount			(503,812)	(503,812)
Balance at the end at Sep. 30, 2022	$ 317		$ (2,826,593)	$ (2,826,276)
Balance at the end (in shares) at Sep. 30, 2022	3,162,500